Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2020
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2020
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PZENA MID CAP VALUE FUND
Investor Class PZVMX
Institutional Class PZIMX

PZENA SMALL CAP VALUE FUND
Investor Class PZVSX
Institutional Class PZISX

PZENA EMERGING MARKETS VALUE FUND
Investor Class PZVEX
Institutional Class PZIEX

PZENA LONG/SHORT VALUE FUND
Investor Class PZVLX
Institutional Class PZILX

PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX

Each a Series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information ("SAI") dated June 28, 2019

Effective immediately, the redemption fee for the Pzena Funds will be removed. All references to redemption fees throughout the statutory prospectus and SAI are hereby removed.

Supplement Closing [Text Block]	ck0001027596_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Pzena Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA MID CAP VALUE FUND
Pzena Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVMX
Pzena Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIMX
Pzena Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA SMALL CAP VALUE FUND
Pzena Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVSX
Pzena Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZISX
Pzena Emerging Markets Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA EMERGING MARKETS VALUE FUND
Pzena Emerging Markets Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVEX
Pzena Emerging Markets Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIEX
Pzena Long/Short Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA LONG/SHORT VALUE FUND
Pzena Long/Short Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVLX
Pzena Long/Short Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZILX
Pzena International Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA INTERNATIONAL SMALL CAP VALUE FUND
Pzena International Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVIX
Pzena International Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIIX